Item 1. Report to Shareholders
--------------------------------------------------------------------------------
T. Rowe Price Japan Fund

Certified
Annual
Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic omitted]

JAPAN FUND
--------------------------------------------------------------------------------
As of 10/31/03

Japan Fund   $8,107

TSE First Section Index   $6,314

MSCI Japan Index   $6,986

                               TSE First        MSCI Japan
                           Section Index             Index           Japan Fund

10/31/93                          10,000            10,000               10,000

10/94                             10,874            10,895               10,925

10/95                              9,182             9,481                9,520

10/96                              9,069             9,416                9,145

10/97                              7,064             7,716                8,080

10/98                              5,912             6,616                6,813

10/99                              9,969            10,498               13,808

10/00                              8,408             9,291               11,790

10/01                              5,758             6,276                7,492

10/02                              4,682             5,246                5,762

10/03                              6,314             6,986                8,107


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 10/31/03            1 Year           5 Years             10 Years

Japan Fund                        40.71%              3.54%               -2.08%

TSE First Section Index           34.85               1.32                -4.49

TSE Second Section Index          60.14              17.45                 0.58

MSCI Japan Index                  18.49               3.35                -4.00

Lipper Japanese Funds Average     33.74               2.12                -1.79

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund returned 40.71% during the 12 months ended October 31, 2003. The fund outpaced its average competitor fund as measured by the Lipper Japanese Funds Average and the large-company TSE First
Section Index but lagged the smaller-company TSE Second Section Index. The fund also outperformed its new benchmark, the MSCI Japan Index. We are introducing the MSCI Japan Index because we believe it better reflects the overall Japanese market. We will continue to show the TSE indexes. Fund performance was aided by our banking and real estate holdings and by strong returns from our consumer discretionary stocks.

As you know, the fund's objective is long-term growth of capital through investment in common stocks of large and small companies located or with primary operations in Japan. The fund is diversified across a range of industries and companies.

Major International Index Returns
--------------------------------------------------------------------------------

Period Ended 10/31/03                                  12-Month Return

MSCI EAFE Index                                                 27.57%

MSCI Europe Index                                               24.71

MSCI Japan Index                                                33.18

MSCI Pacific Ex-Japan                                           37.19

S&P 500 Stock Index                                             20.80

The Major International Index Returns table shows how the world's major regions performed over the past year. As you can see, international stock markets posted strong results, benefiting from renewed optimism for global economic growth. Japanese stocks as measured by the MSCI Japan Index outperformed the MSCI EAFE Index, which tracks non-U.S. developed stock markets, as well as stocks in Europe and the U.S.

The Sector Diversification table on the next page shows how the fund's assets were allocated at the end of the reporting period compared with the year earlier. We have lowered our allocation to consumer discretionary, consumer staples, and information technology stocks while boosting our stake in materials and industrials and business services.

Sector Diversification
--------------------------------------------------------------------------------

                                                      Percent of Net Assets

                                                  10/31/02             10/31/03

Consumer Discretionary                                24.6%                22.7%

Industrials and Business Services                     16.6                 19.4

Information Technology                                24.1                 18.0

Materials                                              0.4                 12.0

Financials                                            10.4                 12.0

Telecommunication Services                             5.8                  5.1

Health Care                                            4.2                  2.1

Consumer Staples                                       8.4                  1.8

Energy                                                 0.6                  0.0

Utilities                                              0.0                  0.0

Reserves                                               4.9                  6.9
--------------------------------------------------------------------------------
Total                                                100.0%               100.0%


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.



Respectfully,



James S. Riepe
Chairman

November 20, 2003

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                      10/31/03    10/31/02    10/31/01    10/31/00    10/31/99

NET ASSET VALUE

Beginning of
period               $    5.06   $    6.58   $   11.59   $   13.62   $    6.72

Investment activities

  Net investment
  income (loss)          (0.02)      (0.04)      (0.04)      (0.06)      (0.02)

  Net realized
  and unrealized
  gain (loss)             2.08       (1.48)      (3.77)      (1.92)       6.92

  Total from
  investment
  activities              2.06       (1.52)      (3.81)      (1.98)       6.90

Distributions

  Net realized
  gain                    --          --         (1.20)      (0.05)       --

NET ASSET VALUE

End of
period               $    7.12   $    5.06   $    6.58   $   11.59   $   13.62
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total
return^                  40.71%     (23.10)%    (36.45)%    (14.61)%    102.68%

Ratio of total
expenses to
average net
assets                    1.38%       1.35%       1.25%       1.09%       1.14%

Ratio of net
investment
income (loss)
to average
net assets               (0.43)%     (0.60)%     (0.43)%     (0.38)%     (0.27)%

Portfolio
turnover
rate                     254.7%      104.2%       45.8%       59.5%       58.8%

Net assets,
end of
period
(in thousands)       $ 170,707   $ 101,879   $ 146,406   $ 309,686   $ 513,739

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

Statement of Net Assets (ss.)                           Shares            Value
--------------------------------------------------------------------------------
                                                                   In thousands

JAPAN  93.1%

COMMON STOCKS  93.1%

Consumer Discretionary  22.7%

Bandai                                              60,300      $         1,599

D&M Holdings *                                     192,000                  767

Daiichikosho                                        53,100                2,821

Daimaru                                            270,000                1,589

Funai Electric                                      11,600                1,543

Geo (New shares) *                                     248                1,061

Gulliver International                              15,500                  971

Nissan Motor                                       456,800                5,111

Nissan Shatai                                      205,000                1,119

Nissen                                             118,400                2,210

NOK                                                 45,000                1,770

Round One                                              543                1,114

Round One (New shares) *                               397                  815

Sanei-International                                 38,900                  866

SEIKO *                                            207,000                1,068

Takamatsu *                                         28,000                  521

Takara                                             139,300                  930

TMS Entertainment                                  174,000                  781

Touei Housing                                       19,300                  372

Toyoda Gosei                                        74,800                2,208

Toyota Motor                                       216,900                6,166

United Arrows                                       43,800                1,957

USS                                                 20,770                1,473

Total Consumer Discretionary                                             38,832

Consumer Staples  1.8%

Asahi Breweries                                    119,400                  996

Milbon *                                            15,000                  354

Uni-Charm                                           36,300                1,691

Total Consumer Staples                                                    3,041

Financial  12.0%

Aioi Insurance                                     460,000                1,713

Bank of Yokohama                                   412,000                1,777

Daiwa Securities                                   252,000      $         1,840

Leopalace21                                        186,000                1,841


Mitsubishi Tokyo Financial                             255                1,830

Nomura Securities                                  111,000                1,903

Orix                                                22,700                1,907

Privee Zurich Turnaround Group *                    57,000                1,206

Sumisho Auto Leasing                                22,400                  543

Sumitomo Mitsui Financial                              570                2,863

Sumitomo Realty & Development                      226,000                2,094

Sumitomo Trust & Banking                           170,000                  948

Total Financial                                                          20,465

Health Care  2.1%

Takeda Chemical Industries                          57,400                2,028

Yamanouchi Pharmaceutical                           59,700                1,496

Total Health Care                                                         3,524

Industrials & Business Services  19.4%

Aica Kogyo                                         192,000                1,873

Central Glass                                      256,000                1,625

Chiyoda *                                          343,000                2,233

Dai Nippon Printing                                147,000                2,267

Daikin Industries                                   77,000                1,640

Glory                                               53,000                1,661

Hitachi Construction Machinery                     136,000                1,771

Kawasaki Kisen Kaisha                              604,000                2,419

Mitsubishi                                         335,000                3,471

Mitsui                                             247,000                1,794

Moshi Moshi Hotline                                 23,450                1,670

Pasona *                                               270                1,935

Ryobi *                                            466,000                1,265

Secom                                               25,500                  996

THK                                                 82,300                1,667

Tokyu Construction *                               179,600                2,417

Tomen Electronics                                   18,100                  789


Toyota Tsusho                                      158,000                1,659

Total Industrials & Business Services                                    33,152

Information Technology  18.0%

Canon                                               58,000                2,802

Faith                                                  174                1,414

Hoya                                                13,100      $         1,184

Internet Initiative ADR (USD) *                     94,800                  492

Keyence                                              7,800                1,713

Konica Minolta Holdings                            133,000                1,745

Kuroda Electric                                     46,000                1,450

Mitsui High-Tec                                     99,300                1,248

NEC                                                150,000                1,323

Nidec                                               18,000                1,741

Nikon *                                            176,000                2,668


Nippon Electric Glass                               75,000                1,376

Oki Electric Industry *                            602,000                2,662

Square Enix                                         87,600                2,442

Sumisho Lease                                       43,900                1,348

Uniden                                             115,000                2,183

Yahoo Japan *                                           62                  923

Yokogawa Electric                                  170,000                1,984

Total Information Technology                                             30,698

Materials  12.0%

Arisawa Manufacturing                               64,000                2,552

Asahi Kasei                                        399,000                1,899

Chugoku Marine Paints                              295,000                1,347

Fuji Seal                                               50                    2

JFE Holdings                                        97,400                2,486

Kaneka                                             244,000                1,899

Mitsui Mining & Smelting                           410,000                1,638

Nitto Denko                                         37,700                1,975

Oji Paper                                          275,000                1,461

Okura Industrial *                                 126,000                1,110

Shin-Etsu Chemical                                  31,200                1,159

Sumitomo Metal Mining                              311,000                2,130

Teijin                                             312,000                  924

Total Materials                                                          20,582

Telecommunication Services  5.1%

Japan Telecom Holdings                                 419                1,252

Nippon Telegraph & Telephone                           784                3,496

NTT DoCoMo                                           1,183                2,557

Okinawa Cellular Telephone                             211                1,368

Total Telecommunication Services                                          8,673

Total Japan (Cost $126,519)                                             158,967

SHORT-TERM INVESTMENTS  5.7%

Money Market Funds  5.7%

T. Rowe Price Reserve Investment Fund,
1.10% #                                          9,651,630      $         9,652

Total Short-Term Investments (Cost $9,652)                                9,652

SECURITIES LENDING COLLATERAL  13.4%

Money Market Pooled Account  13.4%

Investment in money market pooled account
managed by JP Morgan Chase Bank, London         22,866,706               22,867

Total Securities Lending Collateral
(Cost $22,867)                                                           22,867

Total Investments in Securities

112.2% of Net Assets (Cost $159,038)                       $            191,486

Other Assets Less Liabilities

Including $22,867 obligation to return
securities lending collateral                                           (20,779)

NET ASSETS                                                 $            170,707
                                                           --------------------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $            (82,521)

Net unrealized gain (loss)                                               32,428

Paid-in-capital applicable to 23,972,392 shares
of $0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                      220,800
                                                                        -------

NET ASSETS                                                 $            170,707
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               7.12
                                                           --------------------

#     Seven-day yield

*     Non-income producing

(ss.) Denominated in currency of the country of incorporation unless otherwise noted

ADR   American Depository Receipts

USD   United States dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                           Year
                                                                          Ended
                                                                       10/31/03

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $100)                  $                933

  Securities lending                                                        124

  Total income                                                            1,057

Expenses

  Investment management                                                     915

  Shareholder servicing                                                     413

  Custody and accounting                                                    122

  Registration                                                               34

  Legal and audit                                                            26

  Prospectus and shareholder reports                                         22

  Directors                                                                   6

  Miscellaneous                                                               4

  Total expenses                                                          1,542

Net investment income (loss)                                               (485)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                               (122)

  Foreign currency transactions                                             209

  Net realized gain (loss)                                                   87

Change in net unrealized gain (loss)

  Securities                                                             45,367

  Other assets and liabilities

  denominated in foreign currencies                                         (17)

  Change in net unrealized gain (loss)                                   45,350

Net realized and unrealized gain (loss)                                  45,437

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             44,952
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                  10/31/03             10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $          (485)     $          (796)

  Net realized gain (loss)                              87              (47,357)

  Change in net unrealized gain (loss)              45,350               16,896

  Increase (decrease) in net assets
  from operations                                   44,952              (31,257)

Capital share transactions *

  Shares sold                                      222,393              252,194

  Shares redeemed                                 (198,517)            (265,464)

  Increase (decrease) in net assets
  from capital share transactions                   23,876              (13,270)

Net Assets

Increase (decrease) during period                   68,828              (44,527)

Beginning of period                                101,879              146,406

End of period                              $       170,707      $       101,879
                                           -------------------------------------
*Share information

  Shares sold                                       42,164               42,471

  Shares redeemed                                  (38,332)             (44,578)

  Increase (decrease) in shares outstanding          3,832               (2,107)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
Certified Annual Report                              October 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 30, 1991. The fund seeks long-term growth of capital through investments in the common stocks of companies located (or with primary operations) in Japan.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2003, the value of loaned securities was $21,380,000; aggregate collateral consisted of $22,867,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $289,129,000 and $272,324,000, respectively, for the year ended October 31, 2003.


Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended October 31, 2003. At October 31, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

Unrealized appreciation                                    $         34,079,000

Unrealized depreciation                                              (1,651,000)

Net unrealized appreciation (depreciation)                           32,428,000

Capital loss carryforwards                                          (82,521,000)

Paid-in capital                                                     220,800,000

Net assets                                                 $        170,707,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of October 31, 2003, the fund had $34,916,000 of capital loss carryforwards that expire in 2009, $47,099,000 that expire in 2010, and $506,000 that expire in 2011.

For the year ended October 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss. Reclassifications between income and gain relate primarily to the character of gains or losses on passive foreign investment companies. Results of operations and net assets were not affected by these reclassifications.
--------------------------------------------------------------------------------

Undistributed net investment income                        $            485,000

Undistributed net realized gain                                        (484,000)

Paid-in capital                                                          (1,000)

At October 31, 2003, the cost of investments for federal income tax purposes was $159,038,000.

Note 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.


Note 5 - Related Party Transactions

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At October 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $115,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $348,000 for the year ended October 31, 2003, of which $31,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2003, the fund was allocated $14,000 of Spectrum Funds' expenses, of which $2,000 related to services provided by Price and $2,000 was payable at period-end. At October 31, 2003, 2.2% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2003, dividend income from the Reserve Funds totaled $59,000.

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price Japan Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Japan Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
November 24, 2003

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Tax Information (Unaudited) for the Tax Year Ended 10/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $75,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $75,000 and foreign taxes paid of $75,000.


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About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
1991

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1988

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2001

Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
1996

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

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Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James S. Riepe
(6/25/43)
2002
[106]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, International Funds

M. David Testa
(4/22/44) 1979
[106]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company; Vice President, International Funds

*Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Christopher D. Alderson (3/29/62)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Mark C.J. Bickford-Smith (4/30/62)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Stephen V. Booth (6/21/61)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Brian J. Brennan, CFA (7/14/64)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

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Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Michael J. Conelius, CFA (6/16/64)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Ann B. Cranmer (3/23/47)
Assistant Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; Vice President and Secretary, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

Julio A. Delgado, CFA (5/13/65)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Frances Dydasco (5/8/66)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Mark J.T. Edwards (10/27/57)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Roger L. Fiery III, CPA (2/10/59)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

John R. Ford, CFA (11/25/57)
President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President, T. Rowe Price International, Inc.

Gregory S. Golczewski  (1/15/66)
Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Trust Company

M. Campbell Gunn (3/9/56)
Vice President, International Funds

Vice President, T. Rowe Price Global Investment Services Limited, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Henry H. Hopkins (12/23/42)
Vice President, International Funds

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Ian D. Kelson (8/16/56)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Head of Fixed Income, Morgan Grenfell/Deutsche Asset Management (to 2000)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

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Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Patricia B. Lippert (1/12/53)
Secretary, International Funds

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Raymond A. Mills, Ph.D., CFA (12/3/60)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

George A. Murnaghan (5/1/56)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Gonzalo Pangaro, CFA (11/27/68)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

D. James Prey III (11/26/59)
Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Robert A. Revel-Chion (3/9/65)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Christopher J. Rothery (5/26/63)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

James B.M. Seddon (6/17/64)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Robert W. Smith (4/11/61)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Benedict R.F. Thomas, CFA (8/27/64)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Justin Thomson (1/14/68)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Portfolio Manager, G.T. Capital/Invesco (to 1998)

Julie L. Waples (6/12/70)
Vice President, International Funds

Vice President, T. Rowe Price

David J.L. Warren (4/14/57)
Executive Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

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Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

William F. Wendler II, CFA (3/14/62)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Richard T. Whitney, CFA (5/7/58)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Edward A. Wiese, CFA (4/12/59)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003